SCHEDULE OF INCOME TAX EXPENSE (BENEFIT) (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Federal
State
Total current income taxes
Deferred			(3,449)	(3,403)
Change in valuation allowance			3,449	3,403
Income tax expense (benefit)